Restructuring (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring Liability Reconciliation

The following table reconciles restructuring charges related to continuing operations with the associated liabilities (in thousands):

Involuntary Termination Benefits
Balance as of December 31, 2011	873
Restructuring charges	1,496
Utilization	(2,369)

Balance as of December 31, 2012	$—